Contingent Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Contingent Compensation [Abstract]
Contingent Compensation
4.	Contingent Compensation
In April 2019, the Company entered into an agreement to purchase 100% of the outstanding shares of Drivy for total consideration of $155,607,000, of which $99,317,000 was paid in cash and $56,290,000 was paid in the Company’s common stock. The transaction was collateralized by a $10,000,000 letter of credit presented under restricted cash on the Company’s consolidated balance sheets. Drivy is the largest car-sharing
service provider in Europe and is headquartered in Paris, France, with subsidiaries in Germany, Spain, Belgium, Austria and the United Kingdom. The purpose of the acquisition was to establish an international presence in the car-sharing
industry.

As
of the acquisition date, the Company owned approximately 81% of the stock of Drivy. The remaining 19% was held by employees and the Company has a put and call option structure in place that permits it to acquire these shares in approximately equal annual tranches over the course of three years from the acquisition date. At the time of the acquisition, approximately 58% of the remaining 19% of Drivy’s shares with associated put and call options were to be settled in cash, and 42% were to be settled in the Company’s common stock. On the basis the holder of the shares remains in employment with the Company, the holder has the option to cause the Company to purchase for cash or exchange for Getaround shares the proportionate number of the outstanding Drivy shares, at each anniversary. The amount payable in cash and number of the Company’s common shares to be issued are fixed. The total number of the Company’s common shares expected to be issued in settlement of this put and call option was 2,919,582 in exchange for 37,971 Drivy shares as of the acquisition date. Should the holder of the shares decide to leave the Company before the third anniversary of the acquisition, or if the holder is dismissed from the Company for cause, the Company can cause the holder of the shares to sell or exchange the remaining outstanding shares at their par value of euro 0.01 per share, as opposed to the agreed-upon acquisition price per share. Similarly, under such circumstances, the holder could still exercise the put option, but their remaining outstanding shares will be sold or exchanged at their par value of euro 0.01 per share.
Because this
 put and call option structure gives rise to both an option and an obligation of the Company to purchase the remaining
19
% of the outstanding shares of Drivy as of the acquisition date, and because the put and call option structure is considered contingent compensation dependent upon continuous employment, the Company records compensation expense and a corresponding liability as the underlying employee services are performed, and does not present any non-controlling
interest in the condensed consolidated financial statements. The contingent compensation liability related to the put and call options, which is remeasured each reporting period, is presented in other accrued liabilities within the “Compensation” line in the amount of $
44,000
and $
5,087,000
as of September 30, 2022 and December 31, 2021, respectively. (
See Note 7 - Other Accrued
Liabilities). Of that amount, $
3,620,000
is related to amounts to be settled in the Company’s shares based on the fair value of Company’s common stock as of December 31, 2021, respectively, while the remaining balance is related to amounts to be settled in cash. In June 2022
2,919,582
shares of common stock were issued to settle the outstanding contingent compensation liability associated with the put and call options structure related to the acquisition of Drivy in April 2019. Therefore, as of September 30, 2022 the remaining liability balance of $
44,000
is to be settled in cash.
The expense related to the put call option agreement, which was included in the condensed consolidated statements of operations and comprehensive loss, was as follows (in thousands):

Nine months ended September 30,	2022	2021

Sales and marketing	$26	$115
Operations and support	31	142
Technology and product development	74	296
General and administrative	1,049	12,016

Total	$1,180	$12,569

The
following table details the amounts accrued as components of short-term and long-term liability as of September 30, 2022 and December 31, 2021 related to the put call option agreement (in thousands):

	Other Accrued Liabilities	Other Long-Term Liabilities

Beginning balance as of January 1, 2021	$7,078	$1,963
Additions	13,839	—
Payments	(14,280)	(963)
Changes in fair value for share settled liability	(2,550)	—
Reclassification from Long term to Short term	1,000	(1,000)

Ending balance as of December 31, 2021	$5,087	$—
Additions	158	—
Payments	(1,581)	—
Settlements through issuance of common stock	(4,642)	—
Changes in fair value for share settled liability	1,022	—

Ending balance as of September 30, 2022	$44	$—

As of September 30, 2022, the Company’s estimated no additional future liability for contingent compensation from the put and call options related to future services to be settled in cash. The value of the share-settled component will vary with the fair value of Company’s common stock.
In addition to the put and call option, the Company entered into separate cash bonus arrangement with Drivy’s key employees that is dependent upon continued employment and passage of time (“retention consideration”). The accrued obligations as of September 30, 2022 and December 31, 2021 is $750,000 and will be paid out as short-term retention consideration in relation to the transaction.

4. Contingent Compensation
In April 2019, the Company entered into an agreement to purchase 100% of the outstanding shares of Drivy for total consideration of $155,607,000, of which $99,317,000 was paid in cash and $56,290,000 was paid in the Company’s common stock. The transaction was collateralized by a $10,000,000 letter of credit presented under restricted cash on the Company’s consolidated balance sheets. Drivy is the largest car-sharing
service provider in Europe and is headquartered in Paris, France, with subsidiaries in Germany, Spain, Belgium, Austria and the United Kingdom. The purpose of the acquisition was to establish an international presence in the car-sharing
industry.
As of the acquisition date, the Company owned approximately 81% of the stock of Drivy. The remaining 19% was held by employees and the Company has a put and call option structure in place that permits it to acquire these shares in approximately equal annual tranches over the course of three years from the acquisition date. At the time of the acquisition, approximately 58% of the remaining 19% of Drivy’s shares with associated put and call options were to be settled in cash, and 42% were to be settled in the Company’s common stock. On the basis the holder of the shares remains in employment with the Company, the holder has the option to cause the Company to purchase for cash or exchange for Getaround shares the proportionate number of the outstanding Drivy shares, at each anniversary. The amount payable in cash and number of the Company’s common shares to be issued are fixed. The total number of the Company’s common shares expected to be issued in settlement of this put and call option was 2,919,582 in exchange for 37,971 Drivy shares as of the acquisition date. Should the holder of the shares decide to leave the Company before the third anniversary of the acquisition, or if the holder is dismissed from the Company for cause, the Company can cause the holder of the shares to sell or exchange the remaining outstanding shares at their par value of euro 0.01 per share, as opposed to the agreed-upon
acquisition price per share. Similarly, under such circumstances, the holder could still exercise the put option, but their remaining outstanding shares will be sold or exchanged at their par value of euro 0.01 per share.
Because this put and call option structure gives rise to both an option and an obligation of the Company to purchase the remaining 19% of the outstanding shares of Drivy as of the acquisition date, and because the put and call option structure is considered contingent compensation dependent upon continuous employment, the Company records compensation expense and a corresponding liability as the underlying employee services are performed, and does not present any non-controlling
interest in the consolidated financial statements. The contingent compensation liability related to the put and call options, which is remeasured each reporting period, is presented in other accrued liabilities in the amount of $5,087,000 and $7,078,000 as of December 31, 2021 and December 31, 2020, respectively and $1,963,000 is presented in other long-term liabilities as of December 31, 2020. Of that amount, $3,620,000 and $1,193,000 is related to amounts to be settled in the Company’s shares based on the fair value of Company’s common stock as of December 31, 2021 and December 31, 2020, respectively, while the remaining balance is related to amounts to be settled in cash.
The expense related to the put call option agreement, which was included in the consolidated statements of operations and comprehensive loss, was as follows (in thousands):

Year ended December 31,	2021	2020
Sales and marketing	$135	$2,403
Operations and support	165	2,205
Technology and product development	340	3,373
General and administrative	10,649	5,296

Total	$11,289	$13,277

During the year ended December 31, 2021, the Company terminated one of the key Drivy employees which gave rise to the acceleration of the payouts based on the put and call option agreements. As the Company terminated the employee without cause, employee became immediately entitled to the full contractual compensation that would have, otherwise, been contingent upon their future employment. Entirety of the cash payable compensation in the amount of $12,177,000 was paid out during 2021. Employee elected to defer share exchange to end of contractual term in 2022.
During the year ended December 31, 2020, the Company terminated several of the key Drivy employees which gave rise to the acceleration of the payouts based on the put and call option agreements. As the Company terminated employees without cause, employees became immediately entitled to the full contractual compensation that would have, otherwise, been contingent upon their future employment. Certain terminated employees elected to have this compensation paid out at a later date, which gave rise to the long-term liability recorded under Other Long-Term Liabilities in the amount of $1,963,000.

The following table details the amounts accrued as components of short-term and long-term liability as of December 31, 2021 and 2020 related to the put call option agreement (in thousands):

	Other Accrued Liabilities	Other Long-Term Liabilities
Balance, January 1, 2020	$6,336	$—
Additions	11,897	1,963
Payments	(10,572)	—
Changes in fair value for share settled liability	(583)	—

Balance, December 31, 2020	7,078	1,963
Additions	13,839	—
Payments	(14,280)	(963)
Changes in fair value for share settled liability	(2,550)	—
Reclass from long-term to short-term	1,000	(1,000)

Balance, December 31, 2021	$5,087	$—

As of December 31, 2021, the Company’s estimated additional future liability for contingent compensation from the put and call options, related to future services, totals $233,000, all of which relates to amounts to be settled in cash. The entire amount of estimated total future liability will be due and payable within 12 months from the consolidated balance sheet date. As employee compensation arising from the put and call options is contingent upon continuous employment, and earned with the passage of time, only the earned and unpaid portion of the compensation is accrued as incurred liability as of each balance sheet date. The value of the contingent liability will vary with voluntary and involuntary employee terminations, and the share-settled component will vary with the fair value of Company’s common stock.
In addition to the put and call option, the Company entered into separate cash bonus arrangement with Drivy’s key employees that is dependent upon continued employment and passage of time (retention consideration). The expected compensation is $750,000 and $1,417,000 to be paid out as short-term retention consideration in relation to the transaction as of December 31, 2021 and, 2020, respectively.